Schedule of Issued and Outstanding Warrants (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants Outstanding and Exercisable, Number	3,565,097
2010 Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants Outstanding and Exercisable, Number	825
Number of Warrants Outstanding and Exercisable, Weighted Average Exercise Price | $ / shares	$ 300
Number of Warrants Outstanding and Exercisable, Expiration year	2020
2018 Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants Outstanding and Exercisable, Number	6,667
Number of Warrants Outstanding and Exercisable, Weighted Average Exercise Price | $ / shares	$ 13,034 [1]
Number of Warrants Outstanding and Exercisable, Expiration year	2023
2020 Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants Outstanding and Exercisable, Number	3,557,605
Number of Warrants Outstanding and Exercisable, Weighted Average Exercise Price | $ / shares	$ 1,273,623
Number of Warrants Outstanding and Exercisable, Expiration year	2025

[1]	110% of the closing price of the Company’s common stock on the date that the Holder funds the full purchase price of the Note.